Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of June 30, 2025, the Company’s subsidiaries are as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities
Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport US”)	September 15, 2023	United States	100%	Development of software and applications
PT Helport Callconnect Solutions (“Helport Indonesia”)	May 9, 2025	Indonesia	100%	Business Process Outsourcing (“BPO”) solutions provider
Tristar Acquisition I Corp. (“Tristar”)	March 5, 2021	Cayman Islands	100%	Holding company

Schedule of Net Income Per Ordinary Share

The net income per ordinary share before and after the retrospective adjustments of comparative historical period are as follows:

	For the fiscal years ended June 30,
	2024		2023
Net income per ordinary share	Before Adjustment	After Adjustment	Before Adjustment	After Adjustment
—Basic and diluted	$47,238	$0.24	$30,863	$0.16